UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS

VARIABLE EQUITY TRUST

LEGG MASON CLEARBRIDGE VARIABLE

SMALL CAP GROWTH PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2010

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited)	September 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 93.0%
CONSUMER DISCRETIONARY - 14.6%
Hotels, Restaurants & Leisure - 3.7%
Bally Technologies Inc.	77,100	$2,694,645	*
Burger King Holdings Inc.	12,100	288,948
Penn National Gaming Inc.	60,230	1,783,410*

Total Hotels, Restaurants & Leisure		4,767,003

Media - 1.8%
Lions Gate Entertainment Corp.	306,726	2,254,436	*

Specialty Retail - 9.1%
Advance Auto Parts Inc.	32,040	1,880,107
Hibbett Sports Inc.	72,050	1,797,647	*
J. Crew Group Inc.	47,377	1,592,815	*
Jos. A. Bank Clothiers Inc.	43,513	1,854,089	*
Lumber Liquidators Holdings Inc.	50,670	1,244,962	*
Ross Stores Inc.	34,430	1,880,567
Urban Outfitters Inc.	39,640	1,246,282	*

Total Specialty Retail		11,496,469

TOTAL CONSUMER DISCRETIONARY		18,517,908

CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 1.4%
Casey’s General Stores Inc.	41,520	1,733,460

ENERGY - 4.3%
Energy Equipment & Services - 2.6%
Lufkin Industries Inc.	16,041	704,200
North American Energy Partners Inc.	62,550	509,783	*
Oceaneering International Inc.	39,520	2,128,547	*

Total Energy Equipment & Services		3,342,530

Oil, Gas & Consumable Fuels - 1.7%
Comstock Resources Inc.	29,370	660,531	*
GMX Resources Inc.	70,790	344,039	*
Range Resources Corp.	29,489	1,124,416

Total Oil, Gas & Consumable Fuels		2,128,986

TOTAL ENERGY		5,471,516

EXCHANGE TRADED FUNDS - 1.2%
iShares Russell 2000 Growth Index Fund	19,988	1,493,903

FINANCIALS - 7.5%
Capital Markets - 3.3%
Affiliated Managers Group Inc.	29,760	2,321,578	*
Duff & Phelps Corp., Class A Shares	88,700	1,194,789
Financial Engines Inc.	55,673	739,337	*

Total Capital Markets		4,255,704

Commercial Banks - 1.9%
Old National Bancorp	101,980	1,070,790
SVB Financial Group	30,930	1,308,958	*

Total Commercial Banks		2,379,748

Diversified Financial Services - 0.8%
Primus Guaranty Ltd.	219,132	999,242	*

Real Estate Investment Trusts (REITs) - 0.0%
Gramercy Capital Corp.	40,370	56,114	*

Real Estate Management & Development - 1.5%
Jones Lang LaSalle Inc.	21,500	1,854,805

TOTAL FINANCIALS		9,545,613

HEALTH CARE - 15.9%
Biotechnology - 5.9%
Acorda Therapeutics Inc.	55,340	1,827,327	*
Alexion Pharmaceuticals Inc.	39,140	2,519,051	*
ARIAD Pharmaceuticals Inc.	149,010	569,218	*
Regeneron Pharmaceuticals Inc.	76,810	2,104,594	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY	SHARES	VALUE
Biotechnology - continued
Vanda Pharmaceuticals Inc.	73,030	$487,840	*

Total Biotechnology		7,508,030

Health Care Equipment & Supplies - 1.9%
Conceptus Inc.	47,300	650,375	*
Integra LifeSciences Holdings Corp.	42,969	1,695,557	*

Total Health Care Equipment & Supplies		2,345,932

Health Care Providers & Services - 3.1%
Mednax Inc.	42,700	2,275,910	*
Owens & Minor Inc.	56,250	1,600,875

Total Health Care Providers & Services		3,876,785

Health Care Technology - 1.1%
athenahealth Inc.	41,960	1,385,519	*

Life Sciences Tools & Services - 2.6%
Mettler-Toledo International Inc.	26,360	3,280,238	*

Pharmaceuticals - 1.3%
Auxilium Pharmaceuticals Inc.	67,090	1,662,490	*

TOTAL HEALTH CARE		20,058,994

INDUSTRIALS - 10.6%
Aerospace & Defense - 1.6%
Orbital Sciences Corp.	135,087	2,066,831	*

Commercial Services & Supplies - 2.1%
Corrections Corporation of America	104,730	2,584,737	*

Construction & Engineering - 1.3%
Quanta Services Inc.	88,930	1,696,784	*

Electrical Equipment - 0.4%
A123 Systems Inc.	59,808	536,478	*

Machinery - 3.1%
IDEX Corp.	90,930	3,228,924
Tennant Co.	20,700	639,630

Total Machinery		3,868,554

Trading Companies & Distributors - 2.1%
MSC Industrial Direct Co. Inc., Class A Shares	48,880	2,641,475

TOTAL INDUSTRIALS		13,394,859

INFORMATION TECHNOLOGY - 27.9%
Communications Equipment - 0.8%
Comverse Technology Inc.	150,060	1,009,904	*

Electronic Equipment, Instruments & Components - 0.4%
Elster Group SE, ADR	14,000	193,200
Hollysys Automation Technologies Ltd.	24,270	271,581	*

Total Electronic Equipment, Instruments & Components		464,781

Internet Software & Services - 8.4%
comScore Inc.	56,897	1,338,217	*
Digital River Inc.	54,987	1,871,758	*
Mercadolibre Inc.	35,410	2,555,894	*
Monster Worldwide Inc.	118,770	1,539,259	*
Taleo Corp., Class A Shares	114,702	3,325,211	*

Total Internet Software & Services		10,630,339

IT Services - 0.7%
Online Resources Corp.	211,493	939,029	*

Semiconductors & Semiconductor Equipment - 4.5%
Cymer Inc.	39,370	1,459,840	*
Integrated Device Technology Inc.	160,480	938,808	*
LSI Corp.	385,099	1,756,051	*
Novellus Systems Inc.	21,390	568,546	*
Varian Semiconductor Equipment Associates Inc.	33,100	952,618	*

Total Semiconductors & Semiconductor Equipment		5,675,863

Software - 13.1%
Aspen Technology Inc.	125,580	1,302,265	*
Blackboard Inc.	79,630	2,869,865	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2010

SECURITY			SHARES	VALUE
Software - continued
Citrix Systems Inc.			35,390	$2,415,014	*
Fortinet Inc.			48,870	1,221,750	*
MICROS Systems Inc.			59,628	2,524,053	*
Solarwinds Inc.			87,730	1,514,220	*
Sourcefire Inc.			88,492	2,552,109	*
Verint Systems Inc.			70,957	2,096,779	*

Total Software				16,496,055

TOTAL INFORMATION TECHNOLOGY				35,215,971

MATERIALS - 4.5%
Chemicals - 2.8%
Rockwood Holdings Inc.			98,176	3,089,598	*
Senomyx Inc.			112,910	449,382	*

Total Chemicals				3,538,980

Metals & Mining - 1.7%
Compass Minerals International Inc.			27,346	2,095,251

TOTAL MATERIALS				5,634,231

TELECOMMUNICATION SERVICES - 2.6%
Wireless Telecommunication Services - 2.6%
SBA Communications Corp., Class A			83,040	3,346,512	*

UTILITIES - 2.5%
Electric Utilities - 2.5%
ITC Holdings Corp.			50,860	3,166,035

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $101,552,021)				117,579,002

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.8%
Repurchase Agreements - 5.8%
Interest in $291,952,000 joint tri-party repurchase agreement dated 9/30/10 with Barclays Capital Inc.; Proceeds at maturity - $7,280,040; (Fully collateralized by U.S. government obligations, 6.500% due 11/15/26; Market value - $7,425,602) (Cost - $7,280,000)	0.200%	10/1/10	$7,280,000	7,280,000

TOTAL INVESTMENTS - 98.8% (Cost - $108,832,021#)				124,859,002
Other Assets in Excess of Liabilities - 1.2%				1,528,402

TOTAL NET ASSETS - 100.0%				$126,387,404

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

SCHEDULE OF WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Burger King Holdings Inc., Call	10/16/10	$19.00	121	$58,685
Citrix Systems Inc., Call	10/16/10	75.00	81	3,645
Compass Minerals International Inc., Call	11/20/10	80.00	70	13,300

TOTAL WRITTEN OPTIONS (Premiums received - $31,347)				$75,630

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common stocks†	$117,579,002	—	—	$117,579,002
Short-term investments†	—	$7,280,000	—	7,280,000

Total investments	$117,579,002	$7,280,000	—	$124,859,002

Other financial instruments:
Written options	$(75,630)	—	—	$(75,630)

Total	$117,503,372	$7,280,000	—	$124,783,372

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$27,649,693
Gross unrealized depreciation	(11,622,712)

Net unrealized appreciation	$16,026,981

At September 30, 2010, written option transactions for the Portfolio were as follows:

Notes to Schedule of Investments (unaudited) (continued)

	Number of Contracts	Premiums
Written options, outstanding December 31, 2009	—	—
Options written	3,031	$474,577
Options closed	(622)	(133,101)
Options exercised	(1,171)	(201,218)
Options expired	(966)	(108,911)

Written options, outstanding September 30, 2010	272	$31,347

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Portfolio’s derivative instruments categorized by risk exposure at September 30, 2010.

Primary Underlying Risk Disclosure	Written Options, at value
Equity Contracts	$(75,630)

During the period ended September 30, 2010, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Written options	$57,812

The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio’s net assets and/or a percentage decrease in the Portfolio’s Net Asset Value or NAV. The contingent features are established within the Portfolio’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 22, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 22, 2010